Convertible Loan from Shareholders - Schedule of Carrying Value of Convertible Note (Details) (10-K) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Convertible note			$ 2,029
Unamortized discount			(1,963)
Accrued interest			10
Convertible notes			$ 76